CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (7,301,313)	$ (5,903,460)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	182,089	219,552
Stock based compensation	626,787	22,947
Amortization of debt discount and beneficial conversion charge	2,869	740,603
Amortization of Deferred Financing Costs	2,644	0
Noncash Interest Expense Related to Notes Payable	1,959	847,082
Loss on Sale of Inventory	0	1,934,630
Loss on Disposal of Equipment	18,399	945
Changes in operating assets and liabilities
Accounts receivable	(39,112)	0
Inventories	(118,248)	308,480
Prepaid Expenses	(48,517)	5,537
Restricted Cash	(115,041)	90,000
Accounts payable	(244,743)	40,160
Accrued expenses	150,622	284,526
Deferred rent liability	(22,190)	(22,190)
Net cash used in operating activities	(6,903,795)	(1,431,188)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	(118,853)	(270)
Net cash used in investing activities	(118,853)	(270)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock, net of note payable conversion	17,287,288	0
Payment of equity issuance costs	(1,338,009)	0
Proceeds from Note Payable, Net of Fees	3,906,000	0
Debt Issuance Costs	(25,000)	0
Repurchase of Common Stock	(150,000)	0
Proceeds from Convertible Notes Payable	0	1,500,000
Repayments of notes payable	(200,000)	(200,000)
Payments of leasehold improvement loan	(9,730)	(9,742)
Net cash provided by financing activities	19,470,549	1,290,258
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,447,901	(141,200)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	87,771	228,971
CASH AND CASH EQUIVALENTS - END OF PERIOD	12,535,672	87,771
Cash paid for interest	1,085	15,273
Supplemental Disclosure of Noncash Financing Activities:
Preferred stock issued upon note payable and interest conversion	0	9,636,603
Equity issuance costs, accrued and not paid	69,533	421,077
Issuance of common stock through the cashless exercise of warrants	0	72
Stock retained by stockholders of shell company	67	0
Conversion of notes payable and interest in private placement	262,740	0
End of term liability for note payable	106,000	0
Warrants issued in connection with note payable	$ 229,345	$ 0